General Information	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General Information
1.	General Information
Imperial Petroleum Inc. (“Imperial”) was formed by StealthGas Inc (the “former Parent Company”) on May 14, 2021 under the laws of the Republic of the Marshall Islands. Initial share capital of Imperial consisted of
500
common shares. StealthGas Inc. separated its crude and product tankers by transferring to Imperial its interest in the
4
subsidiaries noted below (the “Subsidiaries”),

which owned its crude and product tankers.
 The transfer was completed on November 10, 2021 in exchange for
4,774,772
newly issued common shares and
795,878
Series A
8.75
% Preferred Shares (the “Series A Preferred Shares”) in Imperial. The transfer included the issuance of a new class of Preferred Shares, which were recorded at fair value. As further discussed in Note 8, the Company also recorded a deemed contribution of $
15.1
 million representing the fair value of the Preferred Shares. On December 3, 2021, StealthGas Inc. distributed the
4,775,272
common shares and
795,878
8.75
% Series A Preferred Shares (with a liquidation preference of $
25.00
per share) in Imperial to holders of StealthGas Inc.’s common stock on a pro rata basis (the
“Spin-Off”).
The accompanying consolidated financial statements include the accounts of Imperial and its wholly owned Subsidiaries (collectively, the “Company”) using the historical carrying costs of the assets and the liabilities of the Subsidiaries from their dates of incorporation. For periods up to December 3, 2021, the accompanying financial statements reflect the financial position and results of the carve-out
operations of the Subsidiaries that were contributed to Imperial.
At December 31, 2022, the Company’s fleet was comprised of
10

vessels consisting of 5 medium range (M.R.) type
P
roduct tankers, 2 Suezmax crude oil tankers, 1 Aframax crude oil tanker and 2
H
andysize drybulk carriers providing worldwide marine transportation services under long, medium or short-term charters.
The Company’s vessels are managed by Stealth Maritime Corporation S.A. (the “Manager”), a company controlled by members of the family of the Company’s Chief Executive Officer. The Manager, a related party, was incorporated in Liberia and registered in Greece on May 17, 1999 under the provisions of law 89/1967, 378/1968 and article 25 of law 27/75 as amended by article 4 of law 2234/94. (See Note 3).
At December 31, 2022, the Company held 100% interest in the below companies, each owning one vessel.

Company	Date of Incorporation	Name of Vessel Owned by Subsidiary	Dead Weight Tonnage (“dwt”)	Acquisition Date
Clean Power Inc.	5/2/2007	Magic Wand	47,000	9/1/2008
MR Roi Inc.	5/2/2007	Clean Thrasher	47,000	27/2/2008
King of Hearts Inc.	17/3/2008	Clean Sanctuary (ex. Falcon Maryam)	46,000	14/7/2009
Tankpunk Inc.	6/1/2008	Stealth Berana	115,804	26/7/2010
Nirvana Product Trading Inc.	25/2/2022	Clean Nirvana	50,000	28/3/2022
Volume Jet Trading Inc.	25/2/2022	Clean Justice	47,000	31/5/2022
Intercontinental Crude and Product Enterprises Inc.	18/5/2022	Suez Enchanted	160,000	3/6/2022
Petroleum Trading and Shipping Inc.	21/4/2022	Suez Protopia	160,000	3/6/2022
Dry Bulk International Trading and Shipping Inc.	4/7/2022	Eco Bushfire	32,000	21/9/2022
Raw Commodities and Exports Inc.	4/7/2022	Eco Angelbay	32,000	19/10/2022
Prior to the
Spin-Off,
the Company was dependent upon StealthGas Inc. for a major part of its working capital and financing requirements as StealthGas Inc. used a centralized approach to cash management and financing of its operations. Financial transactions relating to the Company were accounted for through the net parent investment account

For periods up to December 3, 2021, the consolidated statements of operations reflect expense allocations made to the Company by StealthGas Inc. for certain corporate functions and for shared services provided by StealthGas Inc. These allocations were made by StealthGas Inc. on a pro-rata
basis. See Note 3 “Transactions with Related Parties – General and administrative expenses” for further information on expenses allocated by StealthGas Inc. Both the Company and StealthGas Inc. consider the basis on which the expenses have been allocated to be a reasonable reflection of the utilization of services provided to or the benefit received by the Company during the periods presented.
During 2020, 2021 and 2022 four, four and two charterers, respectively, accounted for 10% or more of the Company’s revenues.

	Year ended December 31,
Charterer	2020	2021	2022

A	34%	—	—
B	12%	16%	—
C	—	—	—
D	21%	—	—
E	14%	—	—
F	—	15%	—
G	—	15%	—
H	—	15%	—
I	—	—	16%
J	—	—	17%
Coronavirus Outbreak:
On March 11, 2020, the World Health Organization declared the 2019 Novel Coronavirus (the “2019-nCoV”) outbreak a pandemic. In response to the outbreak, many countries, ports and organizations, including those where the Company conducts a large part of its operations, have implemented measures to combat the outbreak, such as quarantines and travel restrictions, which may continue to cause trade disruptions and volatility in the commodity markets. To date there has not been any significant effect of 2019-nCoV on the Company’s operating activities. The extent to which a new wave of the 2019-nCoV will impact the Company’s future results of operations and financial condition will depend on future developments, which are uncertain and cannot be predicted, including among others, new information which may emerge concerning the severity of the virus and the effectiveness of the actions taken to contain or treat its impact or any resurgence or mutation of the virus, the availability and effectiveness of vaccines and their global deployment. Accordingly, an estimate of the future impact cannot be made at this time.
Conflict in Ukraine:
As a result of the recent conflict in Ukraine, the EU, U.S. and other countries have imposed sanctions in response to Russian action. Although to date there has not been any significant effect on the Company’s operating activities other than the increase in the charter rates the Company’s tankers earned during 2022, the extent to which this conflict and the imposed sanctions will impact the Company’s future results of operations and financial condition will depend on future developments, which are highly uncertain and cannot be predicted. Accordingly, an estimate of the impact cannot be
made at this time.